CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Contingencies And Commitments
Schedule of contractual obligations

The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2018	2017
	MCh$	MCh$

Letters of credit issued	223,420	201,699
Foreign letters of credit confirmed	57,038	75,499
Performance guarantee	1,954,205	1,823,793
Personal guarantees	133,623	81,577
Total contingent liabilities	2,368,286	2,182,568
Available on demand credit lines	8,997,650	8,135,489
Other irrevocable credit commitments	327,297	260,691
Total loan commit ment	9,324,947	8,396,180
Total	11,693,233	10,578,748

Schedule of held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$

Third party operations
Collections	99,784	175,200
Assets from third parties managed by the Bank and its affiliates	1,630,431	1,660,804
Subtotal	1,730,215	1,836,004
Custody of securities
Securities held in custody	11,160,488	383,002
Securities held in custody deposited in other entity	861,405	760,083
Issued securities held in custody	12,335,871	22,046,701
Subtotal	24,357,764	23,189,786
Total	26,087,979	25,025,790